LOANS AND BORROWINGS - Current (Details) $ in Millions		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of current loans and borrowings [line items]
Loans		¥ 239,000,000		¥ 2,131,000,000
Notes		10,978,000,000		11,777,000,000
Total		11,217,000,000 [1]	$ 1,719	13,908,000,000	[1]
Short-term loans and borrowings [member]
Disclosure of current loans and borrowings [line items]
Loans		0		1,905,000,000
Notes		0		0
Total		¥ 0		1,905,000,000
Short-term loans and borrowings [member] | General loans [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate basis		LIBOR
Loans	[2]	¥ 0		1,905,000,000
Notes	[2]	0		0
Total	[2]	¥ 0		1,905,000,000
Short-term loans and borrowings [member] | General loans [member] | Minimum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis		0.60%	0.60%
Short-term loans and borrowings [member] | General loans [member] | Maximum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis		3.915%	3.915%
Final maturity		P1Y
Loans and borrowings due within one year [member]
Disclosure of current loans and borrowings [line items]
Loans		¥ 239,000,000		226,000,000
Notes		10,978,000,000		11,777,000,000
Total		¥ 11,217,000,000		12,003,000,000
Loans and borrowings due within one year [member] | For Tangguh LNG Project [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate basis		LIBOR
Loans	[3]	¥ 78,000,000		226,000,000
Notes	[3]	0		0
Total	[3]	¥ 78,000,000		226,000,000
Loans and borrowings due within one year [member] | For Tangguh LNG Project [member] | Minimum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis		0.19%	0.19%
Loans and borrowings due within one year [member] | For Tangguh LNG Project [member] | Maximum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis		0.335%	0.335%
Final maturity		P1Y
Loans and borrowings due within one year [member] | For Tangguh LNG III Project [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate basis		LIBOR
Loans	[4]	¥ 142,000,000		0
Notes	[4]	0		0
Total	[4]	¥ 142,000,000		0
Loans and borrowings due within one year [member] | For Tangguh LNG III Project [member] | Minimum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis		1.37%	1.37%
Loans and borrowings due within one year [member] | For Tangguh LNG III Project [member] | Maximum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis		3.45%	3.45%
Final maturity		P1Y
Loans and borrowings due within one year [member] | For Arctic LNG 2 Project [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate basis		EURIBOR
Final maturity		Due in 2026
Loans	[2]	¥ 18,000,000		0
Notes	[2]	0		0
Total	[2]	¥ 18,000,000		0
Loans and borrowings due within one year [member] | For Arctic LNG 2 Project [member] | Minimum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis		0.70%	0.70%
Loans and borrowings due within one year [member] | For Arctic LNG 2 Project [member] | Maximum [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis		1.20%	1.20%
Loans and borrowings due within one year [member] | General loans [member]
Disclosure of current loans and borrowings [line items]
Effective interest rate basis		LPR
Effective interest rate, adjustment to interest rate basis		(0.60%)	(0.60%)
Loans		¥ 1,000,000		0
Notes		0		0
Total		¥ 1,000,000		0
Loans and borrowings due within one year [member] | General loans [member] | Maximum [member]
Disclosure of current loans and borrowings [line items]
Final maturity		Due in 2033
Loans and borrowings due within one year [member] | Notes [member]
Disclosure of current loans and borrowings [line items]
Loans	[5]	¥ 0		0
Notes	[5]	10,978,000,000		11,777,000,000
Total	[5]	¥ 10,978,000,000		¥ 11,777,000,000

[1]	The amount of loans and borrowings included interest payable.
[2]	As at December 31, 2020, US$1,075 million of the bank loans for Arctic LNG 2 Project and general loans (2019: US$ 378 million) were guaranteed by the Company. As at December 31, 2020, no shareholder loans (2019: nil) were included in general loans.
[3]	In connection with the Tangguh LNG Project in Indonesia, the Company delivered a guarantee dated October 29, 2007, in favor of Mizuho Corporate Bank, Ltd., which acts as the facility agent for and on behalf of various international commercial banks under a US$884 million commercial loan agreement. The Company guarantees the payment obligations of the trustee borrower under the subject loan agreement and is subject to a maximum cap of US$135,163,308.28.
[4]	In connection with the financing for the third LNG process train of Tangguh LNG Project in Indonesia, the Company delivered two guarantees dated August 3, 2016, in favor of Mizuho Bank, Ltd., which acts as the facility agent for and on behalf of various international commercial banks and Indonesian local commercial banks under two commercial loan agreements with aggregate loan amount of US$2,145 million. The Company guarantees the payment obligations of the trustee borrower under the subject loan agreements and is subject to an aggregate maximum cap of approximately US$573 million.
[5]	The details of notes are as follows: Issued by Maturity Coupon Rate Outstanding Principal Amount December 31, 2019 December 31, 2020 USD million USD million CNOOC Finance (2003) Limited Due in 2033 5.500% 300 300 CNOOC Finance (2011) Limited Due in 2021 4.25% 1,500 1,500 CNOOC Finance (2011) Limited Due in 2041 5.75% 500 500 CNOOC Finance (2012) Limited Due in 2022 3.875% 1,500 1,500 CNOOC Finance (2012) Limited Due in 2042 5.000% 500 500 CNOOC Finance (2013) Limited Due in 2023 3.000% 2,000 2,000 CNOOC Finance (2013) Limited Due in 2043 4.250% 500 500 CNOOC Finance (2013) Limited Due in 2029 2.875% 1,000 1,000 CNOOC Finance (2013) Limited Due in 2049 3.300% 500 500 CNOOC Finance (2014) ULC Due in 2024 4.25% 2,250 2,250 CNOOC Finance (2014) ULC Due in 2044 4.875% 500 500 CNOOC Petroleum North America ULC Due in 2028 7.4% 200 200 CNOOC Petroleum North America ULC Due in 2032 7.875% 500 500 CNOOC Petroleum North America ULC Due in 2035 5.875% 790 790 CNOOC Petroleum North America ULC Due in 2037 6.4% 1,250 1,250 CNOOC Petroleum North America ULC Due in 2039 7.5% 700 700 CNOOC Finance (2015) Australia Pty Ltd Matured in 2020 2.625% 1,500 - CNOOC Finance (2015) Australia Pty Ltd Due in 2045 4.200% 300 300 CNOOC Finance (2015) U.S.A. LLC Due in 2023 3.75% 450 450 CNOOC Finance (2015) U.S.A. LLC Due in 2025 3.500% 2,000 2,000 CNOOC Finance (2015) U.S.A. LLC Due in 2028 4.375% 1,000 1,000 All the notes issued mentioned above were fully and unconditionally guaranteed by the Company.